Deposits - Scheduled Maturities Of Time Deposits Included In Interest-Bearing Deposits (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Deposits [Abstract]
2017	$ 812,045
2018	283,975
2019	303,020
2020	35,112
2021	19,512
Thereafter	31
Total	$ 1,453,695